Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in life settlements	$ 113,441	$ 90,917
Structured settlement receivables	1,680	12,376
Investment securities available for sale	12,147	57,242
Assets, Fair Value Disclosure, Total	127,268	160,535
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	12,147	57,242
Assets, Fair Value Disclosure, Total	12,147	57,242
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in life settlements	113,441	90,917
Structured settlement receivables	1,680	12,376
Assets, Fair Value Disclosure, Total	$ 115,121	$ 103,293